Transactions with Related Parties, Loan Agreement dated May 24, 2017 (Details) $ in Thousands		12 Months Ended
	May 24, 2017 USD ($)	Dec. 31, 2018 USD ($) Payment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Loan Agreement [Abstract]
Proceeds from related party debt		$ 2,000	$ 16,200	$ 12,800
Balance outstanding		$ 198,607	196,450
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member]
Loan Agreement [Abstract]
Face amount	$ 16,200
Proceeds from related party debt	$ 16,200
Mandatory repayment			$ 4,750
Term of variable rate		3 months
Number of bullet payments | Payment		1
Balance outstanding		$ 11,450
Jelco [Member] | Loan Agreement Dated May 24, 2017 [Member] | LIBOR [Member]
Loan Agreement [Abstract]
Margin on variable rate		6.00%